Fair value measurements - Recurring Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Assets	$ 383,748	$ 365,873
Recurring Fair Value Measurements | Current Investments
Disclosure of fair value measurement of assets [line items]
Assets	3,348	6,133
Recurring Fair Value Measurements | Current Investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	1,012	1,790
Recurring Fair Value Measurements | Current Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	804	2,188
Recurring Fair Value Measurements | Current Investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	1,532	2,155
Recurring Fair Value Measurements | Public equities and share purchase warrants
Disclosure of fair value measurement of assets [line items]
Assets	1,863	4,113
Recurring Fair Value Measurements | Public equities and share purchase warrants | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	1,012	1,790
Recurring Fair Value Measurements | Public equities and share purchase warrants | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	804	2,188
Recurring Fair Value Measurements | Public equities and share purchase warrants | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	47	135
Recurring Fair Value Measurements | Private holdings
Disclosure of fair value measurement of assets [line items]
Assets	1,485	2,020
Recurring Fair Value Measurements | Private holdings | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring Fair Value Measurements | Private holdings | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring Fair Value Measurements | Private holdings | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	1,485	2,020
Recurring Fair Value Measurements | Total Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	73,573	68,765
Recurring Fair Value Measurements | Total Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	10,279	0
Recurring Fair Value Measurements | Total Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	63,294	68,765
Recurring Fair Value Measurements | Total Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring Fair Value Measurements | Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	73,573	68,765
Recurring Fair Value Measurements | Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	10,279	0
Recurring Fair Value Measurements | Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	63,294	68,765
Recurring Fair Value Measurements | Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring Fair Value Measurements | Total Other assets
Disclosure of fair value measurement of assets [line items]
Assets	15,079	10,840
Recurring Fair Value Measurements | Total Other assets | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	3,248	0
Recurring Fair Value Measurements | Total Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	8,053	3,780
Recurring Fair Value Measurements | Total Other assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	3,778	7,060
Recurring Fair Value Measurements | Digital gold strategies
Disclosure of fair value measurement of assets [line items]
Assets	3,778	7,060
Recurring Fair Value Measurements | Digital gold strategies | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring Fair Value Measurements | Digital gold strategies | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring Fair Value Measurements | Digital gold strategies | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	3,778	7,060
Recurring Fair Value Measurements | Assets attributable to non-controlling interest
Disclosure of fair value measurement of assets [line items]
Assets	11,301	3,780
Recurring Fair Value Measurements | Assets attributable to non-controlling interest | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	3,248	0
Recurring Fair Value Measurements | Assets attributable to non-controlling interest | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	8,053	3,780
Recurring Fair Value Measurements | Assets attributable to non-controlling interest | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0